3. STOCKHOLDERS' EQUITY (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Number of stock options
Outstanding beginning balance, Shares	6,463,206	6,862,167
Granted, Shares	977,276	96,500
Expired/Forfeited, Shares	(328,750)	(169,000)
Outstanding ending balance, Shares	6,531,192	6,463,206
Vested and exercisable ending balance	5,463,963	4,373,807
Options available for grant at year-end	6,724,027	6,792,013
Aggregate intrinsic value – options exercised	$ 236,059	$ 93,088
Aggregate intrinsic value – options outstanding	625,412	1,332,965
Aggregate intrinsic value – options vested and Exercisable	612,946	1,208,831
Weighted average exercise price
Outstanding beginning balance, Weighted average exercise price	$ 0.67	$ 0.70
Granted, Weighted average exercise price	$ 0.50	$ 0.79
Exercised, Weighted average exercise price		$ 0.28
Expired, Weighted average exercise price	$ 1.22	$ 2.60
Outstanding ending balance, Weighted average exercise price	$ 1.12	$ 0.67
Vested and exercisable ending balance	$ 0.80	$ 0.50
Options Unvested
Options unvested, beginning balance	1,819,087
Options granted	977,276
Options Vested	(1,582,034)
Options Cancelled/Forfeited	$ (147,100)
Balance, end of period	1,067,229